Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2020 Fund	May 30, 2023
Fidelity Freedom Index 2020 Fund - Institutional Premium Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2015
Annual Return 2016	7.07%
Annual Return 2017	13.95%
Annual Return 2018	(3.87%)
Annual Return 2019	18.30%
Annual Return 2020	12.74%
Annual Return 2021	8.39%
Annual Return 2022	(15.88%)
Fidelity Freedom Index 2020 Fund - Premier Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2020